Share Capital - Options (Details) - $ / shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share Capital
Maximum awards as percentage to outstanding stocks	10.00%
Expiry period (in years)	10 years
Vesting period	3 years
Weighted average fair value of options granted (in USD per share)	$ 2.07	$ 1.08